(Loss)/gain on financial instruments	12 Months Ended
Dec. 31, 2020
(Loss)/gain on financial instruments
(Loss)/gain on financial instruments

7.     (Loss)/gain on financial instruments

Figures in million - SA rand	Notes	2020	2019	2018
Fair value loss on gold hedge contracts[1]		(457.6)	(110.1)	(180.6)
Fair value gain on palladium hedge contract[2]		36.1	-	-
Fair value (loss)/gain on derivative financial instrument	28.5	(70.2)	(3,911.5)	678.1
Fair value (loss)/gain on cash-settled share-based payment obligations (Rustenburg BEE transaction)	6.6	(128.6)	(1,217.9)	249.9
(Loss)/gain on the revised cash flow of the Deferred Payment	22.2	(2,081.0)	(724.1)	150.6
Gain/(loss) on the revised cash flow of the Burnstone Debt	28.6	264.3	(96.6)	804.6
Fair value gain on foreign currency hedge		-	-	25.3
Other		(13.3)	45.1	(23.8)
Total (loss)/gain on financial instruments		(2,450.3)	(6,015.1)	1,704.1

1At the end of 2017 and during 2018, Sibanye-Stillwater began a hedging program for SGL and Rand Uranium Proprietary Limited by entering into commodity hedging contracts. The contracts comprise gold zero cost collars which establish a minimum (floor) and maximum (cap) gold sales price. On 9 March 2020, Sibanye-Stillwater concluded a gold hedge agreement which commenced on 1 April 2020, comprising the delivery of 1,800 kilograms of gold (150 kilograms per month) with a zero cost collar which establishes a minimum floor of R800,000 per kilogram and a maximum cap of  R1,080,000 per kilogram. For the year ended 31 December 2020, there was a realised loss of R525.9 million (2019: R284.6 million, 2018: gain of R76.9 million) and unrealised gain of R68.3 million (2019: R174.5 million, 2018: loss of R257.5 million). As hedge accounting is not applied, resulting gains or losses are accounted for as gains or losses on financial instruments in profit or loss

2On 17 January 2020, Stillwater Mining Company (wholly owned subsidiary of Sibanye-Stillwater) concluded a palladium hedge agreement which commenced on 28 February 2020, comprising the delivery of 240,000 ounces of palladium over two years (10,000 ounces per month) with a zero cost collar which establishes a minimum and a maximum cap of US$1,500 and US$3,400 per ounce, respectively. For year ended 31 December 2020, the unrealised gain was R36.1 million. As hedge accounting is not applied, resulting gains or losses are accounted for as gains or losses on financial instruments in profit or loss